[SEI INVESTMENTS Logo omitted]
[Background graphic omitted}


                                         Annual Report as of March 31, 2002


                                                            SEI Index Funds


                                                              S&P 500 Index

                                                                 Bond Index

TABLE OF CONTENTS



------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance
------------------------------------------------------------
   S&P 500 Index Fund                                      1
------------------------------------------------------------
   Bond Index Fund                                         3
------------------------------------------------------------
Report of Independent Public Accountants                   5
------------------------------------------------------------
Statements of Net Assets                                   6
------------------------------------------------------------
Statements of Operations                                  18
------------------------------------------------------------
Statements of Changes in Net Assets                       19
------------------------------------------------------------
Financial Highlights                                      20
------------------------------------------------------------
Notes to Financial Statements                             21
------------------------------------------------------------
Trustees of the Trust                                     25
------------------------------------------------------------
Notice to Shareholders                                    28
------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2002


S&P 500 Index Fund

Objective

The S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index").


Strategy

The S&P 500 Index Fund attempts to match the performance of the widely followed Index by replicating its composition in full. The forty largest stocks in the index account for approximately 50% of the weighting of the index, and the index represents more than three quarters of the market value of the common stocks listed on the New York Stock Exchange. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the fund may result in underperformance relative to the Index in rising markets and out-performance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.

In January of 2002 Barclays Global Investors (BGI) replaced World Asset Management (WAM) as the sub-advisor on SEI's S&P 500 Index Fund. WAM was not terminated for performance reasons. BGI simply offered a greater depth of resources and research capabilities that SEI viewed as beneficial to building shareholder value. BGI is the world's largest institutional investment manager with total assets under management of more than $770 billion. They manage over $160 billion in the S&P 500 Index representing more than 20% of all the assets indexed to that benchmark. BGI brings enormous research talent and highly sophisticated trading capabilities. They are an industry leader in the development of indexing, asset allocation and active management investment solutions. SEI is very pleased to have such an industry leader as BGI managing the S&P 500 assets.


Analysis

The SEI S&P 500 Fund Cl A returned -0.26% (net of fees) and Cl E returned -0.07% (net of fees) for the fiscal year ended March 31, 2002 compared to the index return of 0.24%. This marked yet another difficult year for the index although absolute returns rallied in the last quarter of the calendar year 2001 to make up much of the ground lost following the events of September 11th.

Despite an economy on the upswing, the S&P 500 gained only 0.06% in the first quarter of calendar year 2002. Concerns over accounting improprieties weighed heavily on investors' minds in January and February as a result of the fourth-quarter bankruptcy of the nation's seventh-largest company, Enron. The Enron inquiry highlighted accounting irregularities, auditing improprieties, and the possibility of fraud, all of which led investors to call into question the validity of current and past earnings, and to worry that future earnings at many companies may be less bright going forward. Indeed, with each announcement of accounting inquiries at another firm, and there were quite a few among the nation's largest names, the market traded lower. In this environment, household names with easy-to-understand balance sheets, like Boeing, Proctor and Gamble and DuPont, fared relatively well.

By March 2002, the frenzy over earnings quality had died down some, and it appeared that fundamentals were back in control. The S&P 500 gained 3.8% in March, essentially offsetting the losses chalked up during the turbulent emotional markets of the first two months of 2002.

Aside from good quality credit ratings, companies with an early exposure to the business cycle performed well in the first quarter of calendar year 2002. This included companies like Caterpillar, Coca-Cola, Wal-Mart and Phillip Morris. On the losing side were tech giants Microsoft, Hewlett Packard and IBM. Software firms in general were not rewarded in first quarter trading.

For the full year ended March 31, 2002 diversified healthcare stocks such as Johnson & Johnson and Wyeth did well while major pharmaceutical stocks like Merck and Schering Plough under-performed the markets with concerns about drug pipelines and patent expirations.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                               1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2002


S&P 500 Index Fund (concluded)


Other areas that fared well included electronics in the area of semi-conductors, household products and retail building suppliers. Leading stocks in these sectors included Intel, Texas instruments, Proctor and Gamble, Home Depot and Lowe's.

Areas of the market that struggled in the past year included Telecom and the wireless and long distance segments, with disappointing performances by AT&T, Sprint, Nextel Communication, WorldCom and Global Crossing. Other areas that experienced difficulty included computer peripherals and hardware, and electrical equipment with stocks such as EMC Mass, Hewlett-Packard, and General Electric.


S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                 Annualized     Annualized      Annualized
                       One Year      3 Year         5 Year       Inception
                         Return      Return         Return         to Date
--------------------------------------------------------------------------------

S&P 500
Index Fund, Cl A         -0.26%       -2.97%          9.73%          11.13%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI S&P 500 Index Fund, Class A, versus the S&P 500 Composite Index

[GRAPH OMITTED}
[Plot Points Follow:]


        SEI S&P 500 Index Fund,
              Class A             S&P 500 Composite Index
2/29/96        10,000                    10,000
3/96           10,092                    10,096
3/97           12,032                    12,097
3/98           17,738                    17,900
3/99           20,949                    21,210
3/00           24,619                    25,015
3/01           19,186                    19,592
3/02           19,136                    19,639

1 For the periods ended March 31, 2002. Past performance is no indication of future performance. Class A shares were offered beginning 02/28/96. Effective 07/31/97, the Board of Trustees approved the renaming of Class A shares to Class E shares. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized     Annualized      Annualized
                       One Year       3 Year         5 Year         10 Year
                         Return       Return         Return          Return
--------------------------------------------------------------------------------

S&P 500
Index Fund, Cl E         -0.07%       -2.97%          9.91%          12.98%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI S&P 500 Index Fund, Class E, versus the S&P 500 Composite Index

[GRAPH OMITTED}
[Plot Points Follow:]

        SEI S&P 500 Index Fund,
              Class E             S&P 500 Composite Index
3/31/92        10,000                      10,000
3/93           11,497                      11,521
3/94           11,635                      11,687
3/95           13,410                      13,503
3/96           17,686                      17,833
3/97           21,127                      21,368
3/98           31,188                      31,618
3/99           36,886                      37,465
3/00           43,448                      44,186
3/01           33,903                      34,606
3/02           33,879                      34,689

1 For the periods ended March 31, 2002. Past performance is no indication of future performance. Class E shares were offered beginning 08/01/85. Effective 07/31/97, the Board of Trustees approved the renaming of Class E shares to Class A shares. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
2                               SEI Index Funds / Annual Report / March 31, 2002

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2002


Bond Index Fund


Objective

The Bond Index Fund seeks to provide investment results that correspond to the aggregate price and performance of the Lehman Aggregate Bond Index (the "Lehman Index"). The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, the Fund's expenses, and the capability of the Fund to select a representative sample of the securities included in the Lehman Index.

The Lehman Index is made up of the Government/Corporate Index, the Mortgage Backed Securities Index, the Asset-Backed Securities Index and the Commercial Mortgage Backed Index. The Lehman Index includes fixed rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service. All issues have at least one year to maturity and an outstanding par value of at least $150 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value weighted inclusive of accrued interest.


Strategy

The Fund intends to invest its assets primarily in up to 300 of the debt obligations included in the Lehman Index so long as the net assets of the Fund are less than $100 million. The Fund will be invested in 100 to 500 of such obligations at net asset levels of $100 million or more. The Fund will be managed in a manner designed to generally reflect the current performance of the Lehman Index. Obligations included in the Lehman Index have been categorized into sectors, which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.

The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in the Lehman Index. The ability of the Fund to duplicate the Lehman Index's performance can be influenced by the Fund's asset size. To the extent that the size of the Fund's assets limit the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels. Under these circumstances, the Fund will implement strategies designed to minimize this potential for greater deviation.


Analysis

The investment-grade fixed income market posted an impressive performance for the fiscal year ending March 31, 2002, returning 5.34% as measured by the Lehman Index. The SEI Bond Index Fund returned 4.77% for the same period. The Fund's underperformance was the direct result of cash-flow timing and exposure to securities affected by the volatile credit environment following the nation's largest ever bankruptcy.

Uncertainty was a major theme in the markets during the fiscal year as a slowing economy, aggressive monetary policy and the tragic events of September 11th set the stage for significant volatility throughout the period. The fiscal year began on a positive note as the Federal Reserve wasted little time in responding to deteriorating economic indicators with a quick succession of rate cuts which propelled short rates lower. By mid-period the Fed policy makers enacted rate cuts an astounding 5 times, for a total of 300 basis points since the easing cycle began in January. Market speculation on future rate cuts and the possible inflationary ramifications from the unprecedented stimulus contributed to the stubbornness in longer rates and a significantly steeper yield curve. The second half of the fiscal year was dominated by the tragic events of September 11th as investors were faced with periods of severe illiquidity and volatility. Treasuries were the obvious beneficiaries as safe haven trading drove yields sharply lower. Investors focused on the short end of the curve, reflecting anticipation for Fed action and overall uncertainty regarding the economy. The Federal Reserve responded by cutting rates 50 basis points only days after the attack to add liquidity and quell investor concern. The Treasury curve steepened an astounding 100 basis points in the aftermath, with an astounding 257 basis points separating the 2-year note and the 30-year bond. The Federal Reserve continued their aggressive efforts into calendar year-end with 3 additional rate cuts, for a grand total of 11 moves equaling 475 basis points. In addition, the Treasury Department delivered it's own stimulus in late October, by announcing the suspension of future 30-year government bond

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                               3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2002


Bond Index Fund (continued)


auctions, despite the recently revised prospects for a return to budget deficits. This wildly unexpected move contributed to a significant rally in interest rates as Treasuries reached year to date lows in early November.

The economic outlook changed severely into the new-year, however, as rebounds in employment, retail sales and consumer confidence swayed expectations towards an early 2002 recovery. Treasuries responded by dramatically selling off after the Federal Reserve decision to leave rates unchanged at the January meeting, and following a modest rebound in February, resulting from safe haven trades out of volatile equity and corporate bonds, resumed their sell off in March, as the Fed moved to a neutral bias. With the Fed moving out of its year long easing bias and positive economic news flooding the market, expectations of rate increases caused yields to rise across the curve.

Meanwhile, the credit sectors had mixed performance during the year. Agency debt outperformed Treasuries by 58 basis points on strong demand from foreign investors and general flight to quality trading in the face of low Treasury yields. The credit sector completed a roller-coaster year, returning 166 basis points over Treasuries. Investor demand for the historically wide spreads carried the sector throughout the year, despite a significant, but brief, downturn post September 11th. Energy giant Enron dominated the headlines into calendar year-end, as a 5-year earnings re-statement and the launch of an SEC probe into accounting irregularities at the once Fortune 10 company sent bond valuations plummeting amid serious financing and liquidity concerns. A merger agreement with cross-town rival Dynegy and a cash infusion from ChevronTexaco provided a slight boost in bond valuations mid-quarter until continued deterioration in the price of Enron stock put the deal in jeopardy. By December, a downgrade in credit quality to below investment grade status effectively ended the takeover arrangement and forced Enron to file for bankruptcy protection. Utilities were the sole credit sector to underperform for the fiscal year due to the severity of Enron's decline. The volatility was not limited to the utility sector as accounting practice and liquidity concerns spread throughout the corporate bond market. The Fund was not immune to this volatility late in the fiscal year as specific issues detracted slightly from the Fund's performance.


The dramatic change in yield levels during the period had an equally dramatic effect on the mortgage sector. Mortgages faced the largest refinancing wave in history as rates reached historical lows during the year. By 4th quarter 2001, however, refinancing fears all but dissipated with the reversal in rates and the diminished prospect for future Fed easings. The volatility throughout the year wreaked havoc on the sector, as mortgages were the worst performing spread sector for the fiscal year, adding just 38 basis points over Treasuries.


AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized      Annualized      Annualized
                      One Year        3 Year          5 Year         10 Year
                        Return        Return          Return          Return
--------------------------------------------------------------------------------

Bond Index
Fund                     4.77%         6.05%           7.22%           6.98%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Bond Index Fund, versus the Salomon Broad Bond Index and the Lehman Aggregate Bond Index

[GRAPH OMITTED}
[Plot Points Follow:]


                                Salomon Broad Bond     Lehman Aggregate Bond
             SEI Bond Index           Index                  Index
3/31/92          10,000               10,000                 10,000
3/93             11,273               11,338                 11,329
3/94             11,510               11,626                 11,596
3/95             12,032               12,210                 12,176
3/96             13,273               13,537                 13,487
3/97             13,851               14,200                 14,151
3/98             15,487               15,901                 15,849
3/99             16,455               16,935                 16,876
3/00             16,722               17,241                 17,194
3/01             18,734               19,409                 19,348
3/02             19,627               20,445                 20,381

1 For the period ended March 31, 2002. Past performance is no indication of future performance. The Fund was offered beginning 05/19/86. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4                               SEI Index Funds / Annual Report / March 31, 2002

SEI INDEX FUNDS -- MARCH 31, 2002


Report of Independent Public Accountants


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI INDEX FUNDS:
We have audited the accompanying statements of net assets of the S&P 500 Index and Bond Index Funds of SEI Index Funds (the "Trust"), as of March 31, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index and Bond Index Funds of SEI Index Funds as of March 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP
Philadelphia, Pennsylvania
April 30, 2002




--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                               5

STATEMENT OF NET ASSETS


S&P 500 Index Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.4%
AEROSPACE & DEFENSE -- 1.5%
   Boeing                            159,599      $    7,701
   General Dynamics                   38,504           3,617
   Goodrich                           19,491             617
   Lockheed Martin                    83,889           4,830
   Northrop Grumman                   20,989           2,373
   Raytheon                           74,460           3,057
   Rockwell Collins                   34,955             881
   United Technologies                89,310           6,627
                                                  ----------
                                                      29,703
                                                  ----------
AIR TRANSPORTATION -- 0.8%
   AMR*                               29,506             779
   Delta Air Lines                    23,506             769
   FedEx*                             56,803           3,300
   Honeywell International           154,848           5,926
   Southwest Airlines                145,796           2,821
   Textron                            26,956           1,378
   US Airways Group*                  13,077              85
                                                  ----------
                                                      15,058
                                                  ----------
APPAREL/TEXTILES -- 0.2%
   Cintas                             32,365           1,614
   Jones Apparel Group*               23,900             835
   Liz Claiborne                      20,028             568
   VF                                 21,101             913
                                                  ----------
                                                       3,930
                                                  ----------
AUTOMOTIVE -- 1.1%
   Cooper Tire & Rubber               13,854             300
   Dana                               28,338             609
   Delphi                            106,767           1,707
   Ford Motor                        345,004           5,689
   General Motors                    105,797           6,396
   Genuine Parts                      33,021           1,214
   Goodyear Tire & Rubber             31,139             796
   ITT Industries                     16,862           1,063
   Navistar International*            11,317             501
   Paccar                             14,622           1,071
   Rockwell Automation                34,955             701
   TRW                                24,039           1,237
   Visteon                            24,850             411
                                                  ----------
                                                      21,695
                                                  ----------
BANKS -- 7.2%
   AmSouth Bancorp                    69,472           1,527
   Bank of America                   299,728          20,387
   Bank of New York                  140,321           5,896
   Bank One                          222,177           9,282
   BB&T                               86,380           3,292
   Charter One Financial              42,844           1,338

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Comerica                           33,873      $    2,119
   Fifth Third Bancorp               110,073           7,428
   FleetBoston Financial             199,077           6,968
   Golden West Financial              29,988           1,904
   Huntington Bancshares              47,876             943
   JP Morgan Chase                   375,805          13,397
   Keycorp                            80,675           2,150
   Marshall & Ilsley                  20,106           1,251
   Mellon Financial                   89,165           3,441
   National City                     115,388           3,549
   Northern Trust                     42,318           2,544
   PNC Financial Services Group       54,089           3,326
   Regions Financial                  43,293           1,487
   SouthTrust                         65,215           1,722
   State Street                       61,966           3,432
   SunTrust Banks                     55,010           3,671
   Synovus Financial                  55,434           1,690
   Union Planters                     26,183           1,241
   US Bancorp                        366,892           8,281
   Wachovia                          259,286           9,614
   Washington Mutual                 183,480           6,079
   Wells Fargo                       322,960          15,954
   Zions Bancorporation               17,509           1,038
                                                  ----------
                                                     144,951
                                                  ----------
BEAUTY PRODUCTS -- 2.3%
   Alberto-Culver, Cl B               10,799             583
   Avon Products                      45,000           2,444
   Colgate-Palmolive                 105,059           6,004
   Gillette                          201,051           6,838
   International Flavors &
     Fragrances                       18,102             633
   Kimberly-Clark                    100,099           6,471
   Procter & Gamble                  246,782          22,233
                                                  ----------
                                                      45,206
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
   Clear Channel Communications*     113,815           5,851
   Comcast, Cl A*                    180,076           5,726
   Interpublic Group                  71,981           2,468
   Omnicom Group                      35,438           3,345
   Univision Communications, Cl A*    40,070           1,683
                                                  ----------
                                                      19,073
                                                  ----------
BUILDING & CONSTRUCTION -- 0.3%
   Centex                             11,571             601
   Fluor                              15,343             626
   KB Home                             9,584             416
   Masco                              87,424           2,400
   McDermott International*           11,740             183
   Pulte Homes                        11,208             536
   Vulcan Materials                   19,362             920
                                                  ----------
                                                       5,682
                                                  ----------
--------------------------------------------------------------------------------
6                               SEI Index Funds / Annual Report / March 31, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHEMICALS -- 1.2%
   Air Products & Chemicals           43,293      $    2,236
   Ashland                            13,109             597
   Dow Chemical                      171,766           5,620
   Eastman Chemical                   14,701             717
   Ecolab                             24,292           1,111
   EI du Pont de Nemours             195,275           9,207
   Engelhard                          24,688             766
   Great Lakes Chemical                9,584             270
   Hercules*                          20,689             275
   PPG Industries                     32,061           1,761
   Rohm & Haas                        41,964           1,774
   Sigma-Aldrich                      13,915             653
                                                  ----------
                                                      24,987
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 0.3%
   Motorola                          424,053           6,022
                                                  ----------
COMPUTERS & SERVICES -- 5.6%
   Apple Computer*                    66,870           1,583
   Autodesk                           10,434             487
   Cisco Systems*                  1,397,139          23,654
   Compaq Computer                   322,709           3,372
   Computer Sciences*                 32,389           1,644
   Dell Computer*                    497,156          12,981
   Electronic Data Systems            90,296           5,236
   EMC Mass*                         422,127           5,032
   Gateway*                           61,783             390
   Hewlett-Packard                   369,616           6,631
   International Business Machines   328,092          34,122
   Lexmark International*             24,689           1,412
   NCR*                               18,512             828
   Network Appliance*                 63,079           1,285
   Palm*                             108,412             433
   Sapient*                           24,145             115
   Sun Microsystems*                 617,534           5,447
   Symbol Technologies                43,508             489
   TMP Worldwide*                     21,033             725
   Unisys*                            60,839             768
   Veritas Software*                  76,463           3,351
   Yahoo*                            108,519           2,004
                                                  ----------
                                                     111,989
                                                  ----------
CONTAINERS & PACKAGING -- 0.1%
   Ball                               10,516             497
   Bemis                              10,046             546
   Pactiv*                            30,385             608
   Sealed Air*                        16,026             754
                                                  ----------
                                                       2,405
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
DATA PROCESSING -- 0.7%
   Automatic Data Processing         117,474      $    6,845
   First Data                         72,664           6,340
   Fiserv*                            35,736           1,644
                                                  ----------
                                                      14,829
                                                  ----------
DIVERSIFIED MANUFACTURING -- 4.9%
   Cooper Industries                  17,835             748
   Crane                              11,403             312
   Danaher                            27,240           1,935
   General Electric                1,890,979          70,817
   Illinois Tool Works                58,021           4,198
   Minnesota Mining &
     Manufacturing                    74,663           8,587
   Tyco International                380,063          12,284
   United States Steel                17,055             309
                                                  ----------
                                                      99,190
                                                  ----------
DRUGS -- 7.8%
   Abbott Laboratories               295,724          15,555
   Allergan                           24,949           1,613
   Bristol-Myers Squibb              368,560          14,923
   Cardinal Health                    85,983           6,095
   Eli Lilly                         214,160          16,319
   Forest Laboratories*               33,890           2,769
   Immunex*                          103,700           3,138
   King Pharmaceuticals*              46,886           1,642
   Medimmune*                         47,190           1,856
   Merck                             433,334          24,951
   Pfizer                          1,197,615          47,593
   Pharmacia                         245,549          11,069
   Schering-Plough                   278,899           8,730
   Watson Pharmaceuticals*            20,328             551
                                                  ----------
                                                     156,804
                                                  ----------
ELECTRICAL SERVICES -- 2.8%
   AES*                              101,539             914
   Allegheny Energy                   23,790             984
   Ameren                             26,291           1,124
   American Electric Power            61,357           2,828
   Calpine*                           58,216             739
   Cinergy                            30,359           1,085
   CMS Energy                         25,450             576
   Consolidated Edison                40,412           1,694
   Constellation Energy Group         31,220             963
   Dominion Resources                 50,108           3,265
   DTE Energy                         30,952           1,408
   Duke Energy                       157,393           5,950
   Edison International*              62,094           1,040
   Emerson Electric                   81,326           4,667
   Entergy                            42,142           1,829


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                               7

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Exelon                             61,176      $    3,241
   FirstEnergy                        56,751           1,962
   FPL Group                          33,517           1,996
   Mirant*                            76,360           1,103
   NiSource                           39,411             905
   PG&E*                              73,769           1,738
   Pinnacle West Capital              16,130             732
   Power-One*                         14,993             123
   PPL                                27,904           1,105
   Progress Energy                    41,661           2,085
   Public Service Enterprise Group    39,515           1,810
   Reliant Energy                     56,809           1,465
   Southern                          132,435           3,508
   TECO Energy                        26,600             762
   TXU                                50,490           2,752
   XCEL Energy                        69,169           1,753
                                                  ----------
                                                      56,106
                                                  ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 0.4%
   Adobe Systems                      45,137           1,818
   American Power Conversion*         37,298             551
   Eaton                              13,225           1,071
   Jabil Circuit*                     37,638             886
   Molex                              37,293           1,293
   Sanmina-SCI*                       99,283           1,167
   Solectron*                        156,328           1,219
   Tektronix*                         17,542             415
   Thomas & Betts                     11,143             236
                                                  ----------
                                                       8,656
                                                  ----------
ENTERTAINMENT -- 1.7%
   AOL Time Warner*                  843,297          19,944
   Carnival                          111,694           3,647
   International Game Technology*     16,806           1,047
   Walt Disney                       388,283           8,962
                                                  ----------
                                                      33,600
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*           37,576             489
   Waste Management                  119,608           3,259
                                                  ----------
                                                       3,748
                                                  ----------
FINANCIAL SERVICES -- 6.7%
   American Express                  254,117          10,409
   Bear Stearns                       17,919           1,124
   Capital One Financial              40,917           2,613
   Charles Schwab                    260,408           3,409
   Citigroup                         980,036          48,531
   Countrywide Credit Industries      23,294           1,042
   Equifax                            27,637             826
   Fannie Mae                        190,351          15,205

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Franklin Resources                 49,684      $    2,083
   Freddie Mac                       132,374           8,389
   Household International            87,193           4,953
   Lehman Brothers Holdings           45,350           2,931
   MBNA                              162,264           6,259
   Merrill Lynch                     161,235           8,929
   Moody's                            29,690           1,220
   Morgan Stanley Dean Witter        208,972          11,976
   Providian Financial                54,256             410
   Stilwell Financial                 42,133           1,032
   T. Rowe Price Group                23,545             917
   USA Education                      29,921           2,926
                                                  ----------
                                                     135,184
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 5.5%
   Adolph Coors, Cl B                  6,884             464
   Anheuser-Busch                    168,459           8,794
   Archer-Daniels-Midland            125,929           1,754
   Brown-Forman, Cl B                 12,957             943
   Campbell Soup                      78,107           2,093
   Coca-Cola                         473,714          24,756
   Coca-Cola Enterprises              84,763           1,592
   Conagra Foods                     102,369           2,482
   General Mills                      69,401           3,390
   Hershey Foods                      25,899           1,775
   HJ Heinz                           66,743           2,770
   Kellogg                            77,512           2,602
   Pepsi Bottling Group               54,068           1,399
   PepsiCo                           333,264          17,163
   Philip Morris                     412,720          21,738
   Sara Lee                          149,281           3,099
   Supervalu                          25,501             658
   Sysco                             127,016           3,788
   Unilever, NY Shares               108,879           6,184
   UST                                31,465           1,225
   Wm. Wrigley Jr.                    42,891           2,287
                                                  ----------
                                                     110,956
                                                  ----------
FOOTWEAR -- 0.2%
   Nike, Cl B                         51,142           3,069
   Reebok International*              11,225             303
                                                  ----------
                                                       3,372
                                                  ----------
GAS/NATURAL GAS -- 0.7%
   Dynegy, Cl A                       66,867           1,939
   EL Paso                            97,277           4,283
   KeySpan                            26,503             964
   Kinder Morgan                      21,225           1,028
   Nicor                               8,532             389
   Peoples Energy                      6,776             267
   Praxair                            30,625           1,831

--------------------------------------------------------------------------------
8                               SEI Index Funds / Annual Report / March 31, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sempra Energy                      39,519      $      994
   Williams                           98,252           2,315
                                                  ----------
                                                      14,010
                                                  ----------
HOTEL & MOTEL -- 0.3%
   Harrah's Entertainment*            21,383             946
   Hilton Hotels                      70,418           1,007
   Marriott International, Cl A       45,955           2,066
   Starwood Hotels & Resorts
     Worldwide                        37,687           1,417
                                                  ----------
                                                       5,436
                                                  ----------
HOUSEHOLD PRODUCTS -- 0.5%
   Black & Decker                     15,303             712
   Clorox                             44,290           1,932
   Fortune Brands                     28,361           1,400
   Leggett & Platt                    37,484             930
   Maytag                             14,644             648
   Newell Rubbermaid                  50,797           1,623
   Sherwin-Williams                   29,431             838
   Snap-On                            11,001             375
   Stanley Works                      16,350             756
   Tupperware                         11,056             252
   Whirlpool                          12,721             961
                                                  ----------
                                                      10,427
                                                  ----------
INSURANCE -- 4.6%
   Aetna                              27,317           1,060
   Aflac                              99,476           2,935
   Allstate                          135,829           5,130
   AMBAC Financial Group              20,116           1,188
   American International Group      497,603          35,897
   AON                                51,314           1,796
   Chubb                              32,320           2,363
   Cigna                              27,533           2,792
   Cincinnati Financial               30,749           1,342
   Conseco*                           65,745             238
   Hartford Financial Services Group  46,699           3,181
   Jefferson-Pilot                    28,734           1,439
   John Hancock Financial Services    56,959           2,175
   Lincoln National                   36,112           1,832
   Loews                              36,574           2,143
   Marsh & McLennan                   52,287           5,895
   MBIA                               28,331           1,549
   Metlife                           138,126           4,351
   MGIC Investment                    20,401           1,396
   Progressive                        13,944           2,323
   Safeco                             24,308             779
   St. Paul                           39,557           1,814
   Torchmark                          23,682             954


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   UnitedHealth Group                 59,429      $    4,542
   UnumProvident                      46,197           1,290
   XL Capital, Cl A                   25,180           2,351
                                                  ----------
                                                      92,755
                                                  ----------
LEISURE PRODUCTS -- 0.1%
   Brunswick                          16,731             457
   Hasbro                             32,896             521
   Mattel                             82,260           1,714
                                                  ----------
                                                       2,692
                                                  ----------
MACHINERY & MANUFACTURING OPERATIONS -- 0.6%
   Caterpillar                        65,372           3,716
   Cummins                             7,916             374
   Deere                              44,679           2,035
   Dover                              38,553           1,581
   Ingersoll-Rand, Cl A               32,015           1,601
   Pall                               23,233             476
   Parker Hannifin                    22,279           1,112
                                                  ----------
                                                      10,895
                                                  ----------
MEASURING DEVICES -- 0.4%
   Agilent Technologies*              87,747           3,068
   Applied Biosystems Group Applera   40,393             903
   Johnson Controls                   16,641           1,469
   Millipore                           9,110             403
   PerkinElmer                        23,448             434
   Thermo Electron*                   33,844             702
   Waters*                            24,900             696
                                                  ----------
                                                       7,675
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 6.0%
   AmerisourceBergen                  19,652           1,342
   Amgen*                            199,194          11,888
   Bausch & Lomb                      10,230             456
   Baxter International              112,482           6,695
   Becton Dickinson                   49,280           1,859
   Biogen*                            28,177           1,382
   Biomet                             51,395           1,391
   Boston Scientific*                 76,858           1,928
   Chiron*                            36,041           1,654
   CR Bard                             9,714             574
   Genzyme-General Division*          40,400           1,764
   Guidant*                           58,043           2,514
   HCA -- Healthcare                  98,164           4,327
   Health Management Associates*      46,800             970
   Healthsouth*                       74,727           1,072
   Humana*                            32,158             435
   IMS Health                         56,343           1,265
   Johnson & Johnson                 584,348          37,953

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                               9

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Manor Care*                        19,492      $      454
   McKesson                           54,466           2,039
   Medtronic                         230,601          10,426
   St. Jude Medical*                  16,673           1,286
   Stryker*                           37,488           2,262
   Tenet Healthcare*                  61,946           4,152
   Wellpoint Health Networks*         27,528           1,753
   Wyeth                             251,299          16,498
   Zimmer Holdings*                   36,955           1,258
                                                  ----------
                                                     119,597
                                                  ----------
METAL & METAL INDUSTRIES -- 0.8%
   Alcan                              61,180           2,425
   Alcoa                             161,780           6,106
   Allegheny Technologies             15,350             254
   Barrick Gold                      102,114           1,895
   Freeport-McMoran Copper & Gold,
     Cl B*                            27,499             484
   Inco*                              34,632             678
   Newmont Mining                     74,547           2,064
   Nucor                              14,782             950
   Phelps Dodge                       14,972             630
   Placer Dome                        62,564             766
   Worthington Industries             16,345             251
                                                  ----------
                                                      16,503
                                                  ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
   Cendant*                          187,070           3,592
   Concord EFS*                       96,000           3,192
   Convergys*                         32,728             968
   Deluxe                             12,620             584
   H&R Block                          34,964           1,554
   Paychex                            71,293           2,830
   Robert Half International*         33,388             985
                                                  ----------
                                                      13,705
                                                  ----------
MOTORCYCLES -- 0.2%
   Harley-Davidson                    57,691           3,180
                                                  ----------
OFFICE SUPPLIES & EQUIPMENT -- 0.2%
   Avery Dennison                     20,898           1,275
   Pitney Bowes                       46,459           1,988
   Xerox*                            137,252           1,476
                                                  ----------
                                                       4,739
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.5%
   Boise Cascade                      11,042             400
   Georgia-Pacific                    43,772           1,311
   International Paper                91,837           3,950
   Louisiana-Pacific                  19,941             214
   MeadWestvaco                       37,897           1,256
   Temple-Inland                       9,385             533

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Weyerhaeuser                       41,151      $    2,587
                                                  ----------
                                                      10,251
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 6.8%
   Amerada Hess                       16,917           1,342
   Anadarko Petroleum                 47,476           2,680
   Apache                             26,214           1,491
   Baker Hughes                       63,919           2,445
   Burlington Resources               38,269           1,534
   ChevronTexaco                     203,177          18,341
   Conoco, Cl B                      119,157           3,477
   Devon Energy                       29,631           1,430
   EOG Resources                      22,004             892
   Exxon Mobil                     1,302,987          57,110
   Halliburton                        81,837           1,397
   Kerr-McGee                         19,154           1,204
   Marathon Oil                       58,957           1,698
   Nabors Industries*                 26,891           1,136
   Noble Drilling*                    25,122           1,040
   Occidental Petroleum               71,230           2,076
   Phillips Petroleum                 72,620           4,561
   Rowan*                             17,936             413
   Royal Dutch Petroleum,
     NY Shares                       404,562          21,976
   Schlumberger                      109,650           6,450
   Sunoco                             14,904             596
   Transocean Sedco Forex             60,756           2,019
   Unocal                             46,492           1,811
                                                  ----------
                                                     137,119
                                                  ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                      55,436           1,728
                                                  ----------
PRINTING & PUBLISHING -- 1.5%
   American Greetings, Cl A           12,148             220
   Dow Jones                          16,207             944
   Gannett                            50,457           3,840
   Knight Ridder                      16,117           1,107
   McGraw-Hill                        36,834           2,514
   Meredith                            9,368             398
   New York Times, Cl A               28,911           1,384
   RR Donnelley & Sons                21,832             679
   Tribune                            56,836           2,584
   Viacom, Cl B*                     337,772          16,338
                                                  ----------
                                                      30,008
                                                  ----------
RAILROADS -- 0.4%
   Burlington Northern Santa Fe       73,673           2,224
   CSX                                40,628           1,548
   Norfolk Southern                   73,450           1,758
   Union Pacific                      47,394           2,945
                                                  ----------
                                                       8,475
                                                  ----------

--------------------------------------------------------------------------------
10                              SEI Index Funds / Annual Report / March 31, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   Equity Office Properties Trust     79,000        $  2,369
   Equity Residential Properties
     Trust                            51,600           1,483
   Plum Creek Timber                  34,794           1,034
                                                  ----------
                                                       4,886
                                                  ----------
RETAIL -- 7.7%
   Albertson's                        77,442           2,566
   Autozone*                          20,541           1,414
   Bed Bath & Beyond*                 55,250           1,865
   Best Buy*                          40,157           3,180
   Big Lots*                          21,768             306
   Circuit City Stores                39,675             716
   CVS                                74,381           2,553
   Darden Restaurants                 22,237             903
   Dillard's, Cl A                    16,032             383
   Dollar General                     62,989           1,025
   Family Dollar Stores               32,785           1,099
   Federated Department Stores*       36,765           1,502
   Gap                               164,251           2,470
   Home Depot                        446,402          21,700
   JC Penney                          50,232           1,040
   Kohl's*                            63,785           4,538
   Kroger*                           153,054           3,392
   Limited                            98,433           1,762
   Lowe's                            147,594           6,419
   May Department Stores              57,078           1,989
   McDonald's                        244,828           6,794
   Nordstrom                          25,685             629
   Office Depot*                      58,542           1,162
   RadioShack                         34,081           1,024
   Safeway*                           95,530           4,301
   Sears Roebuck                      61,423           3,149
   Staples*                           87,980           1,757
   Starbucks*                         72,602           1,679
   Target                            171,943           7,414
   Tiffany                            27,901             992
   TJX                                51,964           2,079
   Toys "R" US*                       37,837             680
   Tricon Global Restaurants*         27,792           1,634
   Wal-Mart Stores                   849,041          52,038
   Walgreen                          194,317           7,615
   Wendy's International              19,907             696
   Winn-Dixie Stores                  26,818             430
                                                  ----------
                                                     154,895
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.5%
   Advanced Micro Devices*            64,678             951
   Altera*                            73,380           1,605
   Analog Devices*                    68,905           3,104
   Applied Materials*                155,468           8,437
   Applied Micro Circuits*            56,924             455

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Broadcom, Cl A*                    50,006      $    1,795
   Conexant Systems*                  48,583             585
   Intel                           1,278,564          38,881
   JDS Uniphase*                     252,931           1,490
   Kla-Tencor*                        35,300           2,347
   Linear Technology                  60,341           2,668
   LSI Logic*                         69,897           1,188
   Maxim Integrated Products*         61,484           3,425
   Micron Technology*                114,090           3,754
   National Semiconductor*            33,527           1,130
   Novellus Systems*                  27,346           1,481
   Nvidia*                            27,600           1,224
   PMC - Sierra*                      31,424             512
   QLogic*                            17,654             874
   Teradyne*                          34,409           1,357
   Texas Instruments                 329,958          10,922
   Vitesse Semiconductor*             36,384             357
   Xilinx*                            63,597           2,535
                                                  ----------
                                                      91,077
                                                  ----------
SOFTWARE -- 4.4%
   BMC Software*                      46,580             906
   Citrix Systems*                    35,800             619
   Computer Associates
     International                   109,734           2,402
   Compuware*                         70,922             916
   Intuit*                            40,365           1,548
   Mercury Interactive*               15,860             597
   Microsoft*                      1,028,553          62,032
   Novell*                            69,112             269
   Oracle*                         1,052,437          13,471
   Parametric Technology*             50,078             302
   Peoplesoft*                        57,785           2,111
   Rational Software*                 36,991             586
   Siebel Systems*                    88,163           2,875
                                                  ----------
                                                      88,634
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 5.4%
   ADC Telecommunications*           150,494             613
   Alltel                             59,167           3,287
   Andrew*                            15,579             261
   AT&T                              674,018          10,582
   AT&T Wireless Services*           514,836           4,608
   Avaya*                             54,785             404
   BellSouth                         357,471          13,176
   CenturyTel                         26,954             916
   Ciena*                             62,357             561
   Citizens Communications*           53,369             574
   Comverse Technology*               35,292             447
   Corning                           180,236           1,373
   Lucent Technologies*              650,462           3,077
   Nextel Communications, Cl A*      152,158             819
   Nortel Networks                   609,697           2,738

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              11

STATEMENT OF NET ASSETS


S&P 500 Index Fund (Concluded)


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Qualcomm*                         145,541      $    5,478
   Qwest Communications
     International                   317,191           2,607
   SBC Communications                640,109          23,966
   Scientific-Atlanta                 29,802             688
   Sprint-FON Group                  169,007           2,584
   Sprint-PCS Group*                 187,800           1,932
   Tellabs*                           78,191             819
   Verizon Communications            517,065          23,604
   WorldCom*                         561,891           3,787
                                                  ----------
                                                     108,901
                                                  ----------
TESTING LABORATORIES -- 0.0%
   Quintiles Transnational*           22,809             405
                                                  ----------
TRAVEL SERVICES -- 0.1%
   Sabre Holdings*                    25,473           1,190
                                                  ----------
TRUCKING & LEASING -- 0.0%
   Ryder System                       11,613             343
                                                  ----------
WHOLESALE -- 0.2%
   Costco Wholesale*                  86,203           3,433
   WW Grainger                        17,810           1,001
                                                  ----------
                                                       4,434
                                                  ----------
Total Common Stock
   (Cost $1,175,416)                               1,997,106
                                                  ----------

FOREIGN STOCK -- 0.1%
   ACE                                46,377           1,934
                                                  ----------
Total Foreign Stock
   (Cost $1,787)                                       1,934
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
     1.793%, 06/27/02                 $1,900           1,892
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $1,892)                                       1,892
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.0%
   Merrill Lynch Money Market     21,071,376      $   21,071
                                                  ----------
Total Cash Equivalent
   (Cost $21,071)                                     21,071
                                                  ----------
Total Investments -- 100.6%
   (Cost $1,200,166)                               2,022,003
                                                  ----------
Other Assets and Liabilities, Net -- (0.6)%          (12,061)
                                                  ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 23,037,874 outstanding shares of
   beneficial interest                               782,296
Fund Shares of Class E
   (unlimited authorization -- no par value)
   based on 33,662,235 outstanding shares of
   beneficial interest                               560,576
Undistributed net investment income                    5,013
Accumulated net realized loss on investments        (159,561)
Net unrealized depreciation on futures                  (219)
Net unrealized appreciation on investments           821,837
                                                  ----------
Total Net Assets -- 100.0%                        $2,009,942
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $35.39
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                         $35.49
                                                  ==========

*  Non-income producing security
(A) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at time of purchase.
Cl -- Class
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
12                              SEI Index Funds / Annual Report / March 31, 2002

Bond Index Fund


--------------------------------------------------------------------------------
                                  Face Amount   Market Value
Description                     ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.9%
   U.S. Treasury Bonds
       11.750%, 02/15/10              $  200         $   239
       10.750%, 08/15/05                 875           1,045
        9.125%, 05/15/09                 400             442
        8.875%, 02/15/19                 340             442
        8.750%, 05/15/17                 445             568
        8.500%, 02/15/20                 200             254
        8.000%, 11/15/21                 180             220
        7.500%, 11/15/16                 300             345
        6.625%, 02/15/27                 100             107
        6.500%, 11/15/26                 425             450
        6.375%, 08/15/27                 350             365
        6.250%, 08/15/23                 625             640
        5.250%, 02/15/29                 185             167
   U.S. Treasury Notes
        7.875%, 11/15/04                 800             874
        7.250%, 08/15/04                 400             430
        7.000%, 07/15/06                 450             488
        6.500%, 10/15/06 to 02/15/10     695             743
        6.250%, 02/15/07                 200             211
        6.000%, 08/15/09                 100             104
        5.500%, 02/15/08                 200             204
        5.375%, 06/30/03                 150             154
        5.000%, 02/15/11 to 08/15/11   1,325           1,283
        4.625%, 05/15/06                 600             598
        3.500%, 11/15/06                 100              95
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $10,311)                                     10,468
                                                  ----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 36.8%
   FHLMC
       10.500%, 12/01/17 to 06/01/19      11              13
        9.500%, 08/01/17 to 02/01/21      29              32
        9.000%, 11/01/04 to 07/01/09      11              12
        8.500%, 01/01/10                  22              23
        8.000%, 01/01/11 to 08/01/30     145             153
        7.500%, 05/01/07 to 02/01/31     544             567
        7.000%, 09/01/03 to 09/01/31   1,275           1,307
        6.500%, 07/01/08 to 02/01/32   2,801           2,812
        6.000%, 11/01/13 to 02/01/32   1,786           1,756
        5.500%, 02/01/14 to 03/01/17     541             531
   FNMA
        9.500%, 02/01/21                   2               2
        9.000%, 11/01/26                  19              20
        8.500%, 05/01/07 to 04/01/30      84              91
        8.000%, 08/01/07 to 02/01/30     317             336
        7.500%, 06/01/07 to 12/01/30     768             798

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
        7.000%, 02/01/08 to 02/01/32  $1,589        $  1,624
        6.500%, 03/01/03 to 04/01/32   3,254           3,257
        6.000%, 05/01/04 to 04/01/32   2,534           2,494
        5.500%, 12/01/13 to 02/01/29     365             355
   GNMA
       11.500%, 04/15/15                  21              24
       10.000%, 09/15/18 to 02/20/21      10              11
        9.500%, 09/15/09 to 07/15/17      19              21
        9.000%, 11/15/19 to 09/15/25     177             194
        8.500%, 02/15/17 to 11/15/22     137             149
        8.000%, 10/15/07 to 03/15/30     300             319
        7.500%, 01/15/23 to 01/15/30     520             543
        7.000%, 05/15/23 to 04/15/31   1,010           1,033
        6.500%, 03/15/11 to 04/01/32   1,275           1,276
        6.000%, 09/15/28 to 12/01/31     634             617
                                                  ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $20,125)                                     20,370
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.5%
   FHLB
        5.500%, 01/01/17                 197             193
   FHLB, Ser PX02
        6.000%, 08/15/02                 225             228
   FHLB, Ser S-03
        5.440%, 10/15/03                 150             154
   FHLMC
        7.000%, 07/15/05                 335             358
        6.750%, 09/15/29                   3               3
        6.450%, 04/29/09                 600             600
        6.250%, 07/15/32                 106             102
        5.750%, 01/15/12                 500             487
   FNMA
        7.125%, 01/15/30                 220             235
        6.500%, 08/15/04                 450             473
        6.250%, 05/15/29                  25              24
        5.250%, 06/15/06 to 01/15/09   1,470           1,459
        5.000%, 02/14/03                 675             687
        4.750%, 11/14/03                 700             712
   FNMA (A)
        6.837%, 07/05/14                 415             185
   FNMA MTN
        6.240%, 01/14/08                 150             152
   TVA, Ser A
        6.375%, 06/15/05                 200             209
   TVA, Ser C
        6.000%, 03/15/13                 100              98
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $6,281)                                       6,359
                                                  ----------


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              13

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 18.0%
AEROSPACE & DEFENSE -- 0.2%
   Raytheon
        7.200%, 08/15/27              $  125         $   122
                                                  ----------
AUTOMOTIVE -- 0.3%
   DaimlerChrysler
        7.450%, 03/01/27                  40              38
   Ford Motor
        6.625%, 02/15/28                 125             103
                                                  ----------
                                                         141
                                                  ----------
BANKS -- 1.3%
   Abbey National PLC
        7.950%, 10/26/29                  35              39
   Bank One MTN, Ser A
        6.000%, 02/17/09                 150             148
   Bank of America
        7.625%, 04/15/05                 100             106
   NB Capital Trust IV
        8.250%, 04/15/27                 125             131
   Societe Generale
        7.400%, 06/01/06                 100             106
   Wells Fargo Bank
        6.450%, 02/01/11                 200             201
                                                  ----------
                                                         731
                                                  ----------
BEAUTY PRODUCTS -- 0.1%
   Procter & Gamble
        6.450%, 01/15/26                  65              62
                                                  ----------
CHEMICALS -- 0.4%
   EI du Pont de Nemours
        8.250%, 09/15/06                 100             111
   Rhom & Haas
        7.400%, 07/15/09                 100             107
                                                  ----------
                                                         218
                                                  ----------
COMPUTERS & SERVICES -- 0.4%
   Sun Microsystems
        7.350%, 08/15/04                 200             207
                                                  ----------
DATA PROCESSING -- 0.2%
   Oracle
        6.720%, 02/15/04                 100             104
                                                  ----------
DIVERSIFIED MANUFACTURING -- 0.2%
   General Electric Global Insurance
        7.000%, 02/15/26                  70              68
   Tyco International Group
        7.000%, 06/15/28                  50              42
                                                  ----------
                                                         110
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
DRUGS -- 0.4%
   Abbott Labs
        5.625%, 07/01/06              $  175         $   178
   Eli Lilly
        7.125%, 06/01/25                  65              68
                                                  ----------
                                                         246
                                                  ----------
ELECTRIC GENERAL UTILITIES SERVICES -- 1.8%
   Carolina Power & Light
        7.500%, 03/01/23                  85              82
   Dominion Virginia  Power, Ser E
        7.375%, 07/01/02                 150             151
   MidAmerican Energy Holdings
        8.480%, 09/15/28                  70              74
   New Century Energies, Ser 3
        7.125%, 06/01/06                 200             207
   Niagara Mohawk Power
        7.750%, 05/15/06                 225             239
   Progress Energy
        7.100%, 03/01/11                 100             102
   Texas Utilities Electric
        6.750%, 03/01/03                 150             154
                                                  ----------
                                                       1,009
                                                  ----------
ENTERTAINMENT -- 0.9%
   News America Holdings
        7.700%, 10/30/25                 150             141
   Time Warner
        6.950%, 01/15/28                  80              74
   Viacom
        7.750%, 06/01/05                 275             292
                                                  ----------
                                                         507
                                                  ----------
FINANCIAL SERVICES -- 5.4%
   AT&T Capital MTN, Ser F
        6.600%, 05/15/05                 200             187
   Auburn Hills Trust
       12.000%, 05/01/20                 100             134
   CitiFinancial
        6.500%, 08/01/04                 150             156
   Citigroup
        8.625%, 02/01/07                 200             224
   Countrywide Home Loan MTN, Ser E
        7.200%, 10/30/06                 100             105
   FleetBoston Financial
        6.375%, 05/15/08                 150             149
   Ford Motor Credit
        6.125%, 01/09/06                 560             542
   General Electric Capital MTN, Ser A
        7.000%, 02/03/03                 425             440

--------------------------------------------------------------------------------
14                              SEI Index Funds / Annual Report / March 31, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   General Motors Acceptance
        8.500%, 01/01/03              $  150          $  154
        5.850%, 01/14/09                 150             139
   Household Finance MTN (C)
        6.125%, 07/15/02                 100             101
   JP Morgan Chase
        5.750%, 10/15/08                 200             191
   KFW International Finance
        5.250%, 06/28/06                 100             100
   Morgan Stanley Dean Witter
        6.875%, 03/01/07                 200             208
   Salomon Smith Barney Holdings
        7.375%, 05/15/07                 125             133
                                                  ----------
                                                       2,963
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   Coca-Cola Enterprises
        8.500%, 02/01/22                 100             116
   Conagra Foods
        7.400%, 09/15/04                 260             276
   Kellogg (B)
        7.450%, 04/01/31                  80              84
   Kroger
        8.050%, 02/01/10                 150             162
   Safeway
        6.500%, 11/15/08                 135             136
                                                  ----------
                                                         774
                                                  ----------
GAS/NATURAL GAS -- 0.1%
   Williams
        7.875%, 09/01/21                  35              33
                                                  ----------
LEASING & RENTING -- 0.1%
   Hertz
        7.000%, 01/15/28                 100              80
                                                  ----------
MACHINERY & MANUFACTURING
OPERATIONS -- 0.1%
   Caterpillar
        8.000%, 02/15/23                  50              56
                                                  ----------
METAL & METAL INDUSTRIES -- 0.1%
   Alcoa
        6.750%, 01/15/28                  85              83
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.4%
   Bowater
        9.000%, 08/01/09                 150             161
   International Paper
        6.875%, 11/01/23                  50              47
                                                  ----------
                                                         208
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 0.8%
   Anadarko Petroleum
        7.200%, 03/15/29               $  70           $  69
   Coastal
        9.625%, 05/15/12                 125             140
   Occidental Petroleum
        7.375%, 11/15/08                 200             208
                                                  ----------
                                                         417
                                                  ----------
RAILROAD TRANSPORTATION SERVICES -- 0.4%
   Burlington Northern Santa Fe
        6.125%, 03/15/09                 100              98
   CSX
        7.950%, 05/01/27                  50              54
   Union Pacific
        6.625%, 02/01/29                 100              93
                                                  ----------
                                                         245
                                                  ----------
REAL ESTATE -- 0.3%
   EOP Operating LP
        6.800%, 01/15/09                 150             149
                                                  ----------
RETAIL -- 0.9%
   Federated Department Stores
        8.125%, 10/15/02                 150             153
   May Department Stores
        9.875%, 12/01/02                 100             104
   Nordstrom
        5.625%, 01/15/09                 100              92
   Target
        6.400%, 02/15/03                 150             155
                                                  ----------
                                                         504
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.8%
   Alltel
        6.800%, 05/01/29                 100              84
   Cox Communications
        6.875%, 06/15/05                 135             137
   France Telecom (B) (D)
        7.243%, 03/01/06                 175             178
   Qwest Capital Funding (B)
        7.900%, 08/15/10                 170             144
   Southwestern Bell Telephone
        6.625%, 09/01/24                  60              55
   Sprint
        9.250%, 04/15/22                  75              78
   TCI Communications
        8.750%, 08/01/15                 100             107
   Vodafone Airtouch PLC (B)
        7.875%, 02/15/30                  85              92

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              15

STATEMENT OF NET ASSETS


Bond Index Fund (Concluded)


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   WorldCom
        8.250%, 05/15/31              $  120         $    97
                                                  ----------
                                                         972
                                                  ----------
Total Corporate Bonds
   (Cost $9,948)                                       9,941
                                                  ----------

YANKEE BONDS -- 8.6%
   Associates
        5.750%, 11/01/03                 375             386
   Axa
        8.600%, 12/15/30                  25              28
   Conoco
        6.350%, 04/15/09                 205             205
   DaimlerChrysler Holdings
        6.900%, 09/01/04                 100             103
   Delhaize America
        9.000%, 04/15/31                  30              34
   Deutsche Telekom
        8.000%, 06/15/10                 150             156
   Electronic Data Systems
        7.125%, 10/15/09                  75              78
   First Energy
        7.375%, 11/15/31                  75              68
   Goldman Sachs Group MTN, Ser E
        7.350%, 10/01/09                 100             104
   Government of Canada
        5.250%, 11/05/08                  65              64
   Household Finance
        8.000%, 07/15/10                 375             395
   Hydro-Quebec, HQ
        9.500%, 11/15/30                  50              66
   Inter-American Development Bank
        5.750%, 02/26/08                  80              80
   International Bank
        8.250%, 09/01/16                 200             234
   Kingdom of Spain
        7.000%, 07/19/05                 160             171
   LB Baden-Wuerttemberg
        7.875%, 04/15/04                  60              64
   Norsk Hydro
        6.360%, 01/15/09                 160             159
   Province of Ontario
        6.000%, 02/21/06                 300             308
   Province of Quebec
        8.625%, 01/19/05                 250             275
   Province of Saskatchewan
        9.125%, 02/15/21                  50              63
   Republic of Italy
        7.250%, 02/07/05                 130             139
        6.875%, 09/27/23                 100             103

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Santander Financial
        7.750%, 05/15/05              $  250         $   268
   Sanwa Finance Aruba
        8.350%, 07/15/09                 100              96
   Sumitomo Bank
        8.500%, 06/15/09                 100             105
   Trans-Canada Pipelines
        8.625%, 05/15/12                 150             167
   Tyco International Group
        6.125%, 01/15/09                 100              88
   United Mexican States
        9.875%, 02/01/10                 175             198
   Verizon Global
        7.750%, 12/01/30                  65              68
        7.250%, 12/01/10                 150             154
   Wal-Mart Stores
        6.875%, 08/10/09                 100             106
   Walt Disney, Ser B
        6.750%, 03/30/06                 100             103
   WorldCom
        6.400%, 08/15/05                 150             130
                                                  ----------
Total Yankee Bonds
   (Cost $4,703)                                       4,766
                                                  ----------

ASSET-BACKED OBLIGATIONS -- 5.1%

AUTOMOTIVE -- 1.3%
   DaimlerChrysler Auto Trust
     Ser 2000-B, Cl A4
        7.630%, 06/08/05                 350             369
   Ford Motor Credit, Ser G, Cl A4
        6.620%, 07/15/04                 250             258
   General Motors Acceptance
     Ser 1998, Cl A2
        8.000%, 11/01/31                  90              90
                                                  ----------
                                                         717
                                                  ----------
CREDIT CARDS -- 1.3%
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                 200             203
   Discover Card Master Trust I,
     Ser 1998-6, Cl A
        5.850%, 01/17/06                 400             412
   Discover Card Master Trust I,
     Ser 1999-6, Cl A
        6.850%, 07/17/07                 100             105
                                                  ----------
                                                         720
                                                  ----------

--------------------------------------------------------------------------------
16                              SEI Index Funds / Annual Report / March 31, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES -- 2.5%
   Bear Stearns Commercial Mortgage Securities,
     Ser 1999-WF2, Cl A2
        7.080%, 06/15/09              $  200         $   210
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                 200             202
   General Motors Acceptance,
     Ser 1998,C1 A2
        6.700%, 05/15/30                 125             127
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31                 200             207
   JP Morgan Chase Commerical Mortgage,
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                 200             212
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                 150             153
   Resolution Funding, Ser B
        8.875%, 04/15/30                 230             303
                                                     -------
                                                       1,414
                                                     -------
Total Asset-Backed Obligations
   (Cost $2,729)                                       2,851
                                                     -------

REPURCHASE AGREEMENT -- 0.7%
   Morgan Stanley Dean Witter,
     1.550%, dated 03/28/02, matures
     04/01/02, repurchase price $385,225
     (collateralized by U.S. Treasury
     obligation, total market value:
     $394,816)                           385             385
                                                     -------
Total Repurchase Agreement
   (Cost $385)                                           385
                                                     -------
Total Investments -- 99.6%
   (Cost $54,482)                                     55,140
                                                     -------
Other Assets and Liabilities, Net -- 0.4%                205
                                                     -------

--------------------------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 5,265,874 outstanding shares of
   beneficial interest                               $54,959
Accumulated net realized loss on investments            (272)
Net unrealized appreciation on investments               658
                                                     -------
Total Net Assets -- 100.0%                           $55,345
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.51
                                                     =======

(A) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield at March 31, 2002.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C) Variable rate security -- the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2002.
(D) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2002. The coupon on a step bond changes on a specific date.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Liability Company
Ser -- Series
TVA -- Tennessee Valley Authority
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              17

Statements of Operations ($ Thousands)


For the year ended March 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           S&P 500                BOND
                                                                                             INDEX               INDEX
                                                                                              FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                               $31,010              $   --
   Interest                                                                                  1,657               3,374
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                  32,667               3,374
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                                                           5,189                 190
   Investment Advisory Fees                                                                    705                  38
   Custodian/Wire Agent Fees                                                                   163                   5
   Transfer Agent Fees                                                                          57                   1
   Professional Fees                                                                            94                   2
   Registration Fees                                                                            67                   1
   Printing Fees                                                                               107                   1
   Trustee Fees                                                                                 15                  --
   Licensing Fees                                                                               62                  --
   Shareholder Servicing Fees                                                                4,967                 136
   Other Expenses                                                                               60                   6
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                           11,486                 380
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                                                          (622)                (37)
     Shareholder Servicing Fees                                                             (3,571)               (136)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                              7,293                 207
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       25,374               3,167
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Securities Transactions                                   (89,638)(1)             432
   Net Realized Gain from Futures Contracts                                                  8,015                  --
   Net Change in Unrealized Appreciation (Depreciation) on Investments                      53,606              (1,133)
   Net Change in Unrealized Depreciation on Futures Contracts                               (2,112)                 --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                                        $ (4,755)            $ 2,466
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes realized loss of $19,412 due to in-kind redemptions (See note 7). Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
18                              SEI Index Funds / Annual Report / March 31, 2002

Statements of Changes in Net Assets ($ Thousands)


For the years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------

                                                                    S&P 500 INDEX FUND                    BOND INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                   2002             2001               2002              2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                        $25,374        $  29,176           $  3,167           $ 4,106
   Net Realized Gain (Loss) from Investment Transactions
     and Futures Contracts                                      (81,623)(1)      (69,973)               432               171
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                        51,494         (665,335)            (1,133)            3,147
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                                  (4,755)        (706,132)             2,466             7,424
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                                   (10,035)          (8,552)            (3,174)           (4,122)
     CLASS E:                                                   (18,145)         (19,061)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (28,180)         (27,613)            (3,174)           (4,122)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                  638,054          737,039             36,804            25,277
   Reinvestment of Cash Distributions                             9,253            7,994              1,495             1,090
   Cost of Shares Redeemed                                     (785,536)        (522,371)           (42,101)          (40,315)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                 (138,229)         222,662             (3,802)          (13,948)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                                  266,250          422,447                 --                --
   Reinvestment of Cash Distributions                            13,147           13,270                 --                --
   Cost of Shares Redeemed                                     (654,222)        (426,755)                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class E Transactions                                 (374,825)           8,962                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                           (513,054)         231,624             (3,802)          (13,948)
------------------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets                                  (545,989)        (502,121)            (4,510)          (10,646)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                        2,555,931        3,058,052             59,855            70,501
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                             $2,009,942       $2,555,931           $ 55,345           $59,855
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares Issued                                                 18,267           17,410              3,435             2,452
   Shares Issued in Lieu of Cash Distributions                      265              183                140               106
   Shares Redeemed                                              (22,327)         (12,362)            (3,939)           (3,909)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                    (3,795)           5,231               (364)           (1,351)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Shares Issued                                                  7,515            9,815                 --                --
   Shares Issued in Lieu of Cash Distributions                      374              301                 --                --
   Shares Redeemed                                              (18,516)          (9,992)                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                                   (10,627)             124                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from Shares Transactions             (14,422)           5,355               (364)           (1,351)
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes realized loss of $19,412 due to in-kind redemptions (See note 7). Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              19

Financial Highlights


For the years ended March 31,
For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                           Net Realized
                                                    and                 Distributions
                  Net Asset                  Unrealized  Distributions           from
                     Value,          Net          Gains       from Net       Realized     Net Asset                     Net Assets
                  Beginning   Investment       (Losses)     Investment        Capital    Value, End       Total      End of Period
                  of Period       Income  on Securities         Income          Gains     of Period      Return (1)   ($Thousands)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A(+)
   2002              $35.88        $0.36        $ (0.46)        $(0.39)        $   --        $35.39       (0.26)%       $  815,354
   2001               46.42         0.37         (10.55)         (0.36)            --         35.88      (22.07)           962,678
   2000               40.13         0.39           6.60          (0.39)         (0.31)        46.42       17.52          1,002,691
   1999               34.71         0.40           5.76          (0.40)         (0.34)        40.13       18.05            687,706
   1998               24.06         0.41          10.86          (0.41)         (0.21)        34.71       47.43            451,077
   CLASS E(++)
   2002              $35.97        $0.43        $ (0.46)        $(0.45)        $   --        $35.49       (0.07)%       $1,194,588
   2001               46.54         0.44         (10.59)         (0.42)            --         35.97      (21.97)         1,593,253
   2000               40.23         0.45           6.62          (0.45)         (0.31)        46.54       17.79          2,055,361
   1999               34.77         0.57           5.68          (0.45)         (0.34)        40.23       18.29          1,606,449
   1998               24.10         0.45          10.88          (0.45)         (0.21)        34.77       47.62          1,300,924
BOND INDEX FUND
   2002              $10.63        $0.62        $ (0.12)        $(0.62)        $   --        $10.51        4.77%        $   55,345
   2001               10.10         0.64           0.53          (0.64)            --         10.63       12.03             59,855
   2000               10.55         0.61          (0.45)         (0.61)            --         10.10        1.62             70,501
   1999               10.52         0.62           0.03          (0.62)            --         10.55        6.25             56,981
   1998               10.01         0.64           0.51          (0.64)            --         10.52       11.81             43,282

-----------------------------------------------------------------------------------
                                                          Ratio of Net
                                               Ratio of     Investment
                            Ratio of Net       Expenses         Income
                   Ratio of   Investment     to Average     to Average
                   Expenses       Income     Net Assets     Net Assets  Portfolio
                 to Average   to Average     (Excluding     (Excluding   Turnover
                 Net Assets   Net Assets       Waivers)       Waivers)       Rate
-----------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A(+)
   2002                0.40%        0.99%          0.43%          0.96%        9
   2001                0.40         0.88           0.43           0.85        12
   2000                0.40         0.93           0.43           0.90         7
   1999                0.40         1.11           0.44           1.07         7
   1998                0.40         1.37           0.44           1.33         4
   CLASS E(++)
   2002                0.25%        1.14%          0.53%          0.86%        9
   2001                0.25         1.03           0.53           0.75        12
   2000                0.25         1.07           0.52           0.80         7
   1999                0.25         1.26           0.54           0.97         7
   1998                0.25         1.55           0.54           1.26         4
BOND INDEX FUND
   2002                0.38%        5.81%          0.70%          5.49%       77
   2001                0.38         6.24           0.70           5.92        29
   2000                0.38         6.02           0.71           5.69        47
   1999                0.38         5.79           0.72           5.45        40
   1998                0.38         6.22           0.78           5.82        44

(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 +   On July 31, 1997 the Board of Trustees approved the renaming of Class E shares to Class A shares.
++   On July 31, 1997 the Board of Trustees approved the renaming of Class A shares to Class E shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
20                              SEI Index Funds / Annual Report / March 31, 2002

Notes to Financial Statements


1. ORGANIZATION
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities not listed on an exchange or for which market quotations cannot be obtained are valued at their fair value as determined by a Fair Valuation Committee under the direction of the Board of Trustees. Although the Committee members use their best judgement in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.

Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.


SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Investments Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 futures contracts. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.




--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              21

Notes to Financial Statements


A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at March 31, 2002, is as follows:
--------------------------------------------------------------------------------
                         Contract                                Unrealized
Number of                   Value                              Depreciation
Contracts                   (000)         Expiration                  (000)
--------------------------------------------------------------------------------
   85                      $24,421         06/20/02                  $(219)

CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.

OTHER -- Distributions from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.

USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. TRANSACTIONS WITH AFFILIATES
The Trust and the Manager are parties to management agreements for the S&P 500 Index Fund and Bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Funds for an annual fee equal to 0.22% of the average daily net assets of the S&P 500 Index Fund and 0.35% of average daily net assets of the Bond Index Fund. The Manager has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.

SEI Investments Distribution Company ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to 0.15% or 0.25%, respectively, and for the Bond Index Fund up to 0.25%, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $19,720 for the year ended March 31, 2002.


--------------------------------------------------------------------------------
22                              SEI Index Funds / Annual Report / March 31, 2002

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
Under an investment advisory agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund. World Asset Management served as an investment sub-adviser of the S&P 500 Index Fund and was party to an investment sub-advisory agreement with the Trust and SIMC from November 18, 1998 to December 2001. As of January 2002, Barclay Global Investors (BGI) replaced World Asset Management as sub-adviser for the S&P 500 Index Fund. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1996. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of 0.07% of the average daily net assets of the Bond Index Fund.

Comerica Bank, an affiliate of World Asset Management, serves as custodian of the Funds under an agreement dated January 3, 1986.


5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended March 31, 2002, were as follows:
--------------------------------------------------------------------------------
                            U.S.
                      Government
                      Securities           All Other                  Total
                           (000)               (000)                  (000)
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Purchases                 $    --            $200,578              $200,578
Sales                          --             663,457               663,457
BOND INDEX FUND
Purchases                  37,322               4,299                41,621
Sales                      36,996               4,213                41,209

At March 31, 2002, the total cost of securities on the net realized gains and losses on securities sold for Federal Income Tax purposes were different from amounts reported for financial reporting purposes.
--------------------------------------------------------------------------------
                                                                        Net
                                Appreciated     Depreciated      Unrealized
                    Federal      Securities      Securities    Appreciation
      Fund         Tax Cost           (000)           (000)           (000)
--------------------------------------------------------------------------------
S&P 500 Index
   Fund          $1,231,060        $952,309       $(161,366)       $790,943
Bond Index Fund      54,514           1,228            (602)            626


The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at March 31, 2002 is as follows:
--------------------------------------------------------------------------------
                                                                       % of
                                                                       Fund
          Moody's                                                     Value
--------------------------------------------------------------------------------
   U.S. Government Securities ..................................     67.46%
   Repurchase Agreements .......................................       0.70
   Other Bonds
     Aaa .......................................................       6.98
     Aa ........................................................       4.93
     A .........................................................      11.54
     Baa .......................................................       8.39
                                                                  ---------
                                                                     100.00%
                                                                  =========


6. FEDERAL TAX INFORMATION:
RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the



--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              23

Notes to Financial Statements


classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:
--------------------------------------------------------------------------------
                          Undistributed       Accumulated
                         Net Investment          Realized          Paid-in-
                          Income/(Loss)       Gain/(Loss)           Capital
                                  (000)             (000)             (000)
--------------------------------------------------------------------------------
S&P 500 Index Fund                  $(5)          $19,424          $(19,419)
Bond Index Fund                       6                --                (6)

The tax character of dividends and distributions paid during the years ended March 31, 2002 and March 31, 2001 were as follows (000):
--------------------------------------------------------------------------------
                           S&P 500 Index Fund              Bond Index Fund
                            2002        2001              2002         2001
--------------------------------------------------------------------------------
Ordinary Income           $28,180     $27,613            $3,174      $4,122
Long-term capital gain         --          --                --          --
Return of Capital              --          --                --          --
--------------------------------------------------------------------------------
Totals                     28,180      27,613             3,174       4,122

As of March 31, 2002, the components of Distributable Earnings on a tax basis were as follows (000):
--------------------------------------------------------------------------------
                                                  S&P 500              Bond
                                               Index Fund        Index Fund
--------------------------------------------------------------------------------
Undistributed ordinary income                   $   5,013             $  --
Long-term capital loss                           (128,886)             (240)
Unrealized appreciation                           790,943               626
--------------------------------------------------------------------------------
Total Distributable Earnings                    $ 667,070             $ 386

The Funds had capital loss carryforwards at March 31, 2002 as follows (000):
--------------------------------------------------------------------------------
                                                                       Post
                                  Years      Capital Loss           October
Portfolio                      Expiring        Carryovers              Loss
--------------------------------------------------------------------------------
S&P 500 Index Fund            2009-2010          $109,216           $19,670
Bond Index Fund               2008-2009               226                14


For Federal Income tax purposes, the capital losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

Post-October loss represents losses realized on investments from November 1, 2001 through March 31, 2002 that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

The S&P 500 Index Fund had cumulative wash sales at March 31, 2002 amounting to $30,894,339. These wash sale losses cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

Amounts designated as "--" are either $0 or have been rounded to $0.


7. IN-KIND REDEMPTIONS OF SECURITIES
During the year ended March 31, 2002, the S&P 500 Index Fund redeemed shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                                 Shares
                               Redeemed             Value              Loss
--------------------------------------------------------------------------------
S&P 500 Index Fund
   08/13/01                    (811,067)     $(29,847,283)(1)  $(11,611,831)
   11/26/01                  (1,484,642)      (52,823,579)(2)    (7,799,898)
                                                               ------------
                                                               $(19,411,730)
                                                               ============
(1) Includes a redemption in cash of $19,626.
(2) Includes a redemption in cash of $4,965,594.


8. SUBSEQUENT EVENT
The funds changed Custodians from Comerica Bank to First Union National Bank as of April 15, 2002 for the S&P 500 Index Fund and April 22, 2002 for the Bond Index Fund.


--------------------------------------------------------------------------------
24                              SEI Index Funds / Annual Report / March 31, 2002

TRUSTEES OF THE TRUST (UNAUDITED)



Set forth below are the names, dates of birth, position with the SEI Index Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                    PRINCIPAL                   IN FUND
     NAME               POSITION(S)        LENGTH OF              OCCUPATION(S)                 COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,              HELD WITH           TIME                  DURING PAST                  OVERSEEN              HELD BY
    AND AGE               TRUSTS            SERVED                 FIVE YEARS                  BY TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher         Chairman         since 1985         Currently performs various             66        Trustee of The
(08/17/46)                of the                             services on behalf of SEI                        Advisors' Inner Circle
One Freedom              Board of                            Investments  Company for                         Fund, The Arbor Fund,
Valley Drive,            Trustees*                           which Mr. Nesher is                              Bishop Street Funds,
Oaks, PA 19456                                               compensated.                                     and The Expedition
                                                                                                              Funds.
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran         Trustee*         since 1985         Partner, Morgan, Lewis &               66        Trustee of The
(05/26/40)                                                   Bockius LLP (law firm),                          Advisors' Inner Circle
1701 Market Street                                           counsel to the Trusts, SEI                       Fund, The Arbor Fund,
Philadelphia, PA                                             Investments Company, the                         and The Expedition
19103                                                        Adviser, the Administrator                       Funds; Director of SEI
                                                             and the Distributor.                             Investments since
                                                                                                              1974.
------------------------------------------------------------------------------------------------------------------------------------

F. Wendell Gooch         Trustee          since 1985         President, Orange County               66        Trustee of STI Classic
(12/03/32)                                                   Publishing Co., Inc.; Publisher,                 Funds and STI Classic
One Freedom                                                  Paoli News and Paoli Republican;                 Variable Trust.
Valley Drive,                                                and Editor, Paoli Republican,
Oaks, PA 19456                                               October 1981-January 1997.
                                                             President, H&W Distribution, Inc.,
                                                             since July 1984.
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey          Trustee          since 1995         Retired, Partner, Dechert Price        66        Trustee of The
(04/12/31)                                                   & Rhoads, September 1987-                        Advisors' Inner Circle
One Freedom                                                  December 1993.                                   Fund, The Arbor Fund,
Valley Drive,                                                                                                 and The Expedition
Oaks, PA 19456                                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan, Jr.  Trustee          since 1996         Chief Executive Officer, Newfound      66        Trustee of The
(11/13/42)                                                   Consultants Inc. since April 1997.               Advisors' Inner Circle
One Freedom                                                  Treasurer and Clerk, Peak Asset                  Fund, The Arbor Fund,
Valley Drive                                                 Management, Inc., since 1991.                    and The Expedition
Oaks, PA 19456                                                                                                Funds; Trustee,
                                                                                                              Navigator Securities
                                                                                                              Lending Trust, since
                                                                                                              1995.
------------------------------------------------------------------------------------------------------------------------------------

Rosemarie B. Greco       Trustee          since 1999         Principal, Grecoventures (consulting   66        Director, Sonoco,
(03/31/46)                                                   firm) since August 1997. President,              Inc.; Director, PECO
One Freedom`                                                 Corestates Financial Corp., 1991-1997;           Energy; Director,
Valley Drive                                                 Chief Executive Officer and President,           Radian, Inc.; Trustee,
Oaks, PA 19456                                               Corestates Bank, N.A., 1991-1997.                Pennsylvania Real
                                                                                                              Estate Investment
                                                                                                              Trust; Director,
                                                                                                              Cardone Industries,
                                                                                                              Inc.; Director,
                                                                                                              Genuardi Markets,
                                                                                                              Inc.; and Director,
                                                                                                              PRWT Comserve, Inc.
------------------------------------------------------------------------------------------------------------------------------------
*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940
ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.



--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              25

TRUSTEES OF THE TRUST (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                    PRINCIPAL                      IN FUND
     NAME              POSITION(S)         LENGTH OF              OCCUPATION(S)                    COMPLEX     OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH            TIME                  DURING PAST                     OVERSEEN          HELD BY
    AND AGE              TRUSTS             SERVED                 FIVE YEARS                     BY TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin      President         since 2001         Executive Vice President and              N/A             N/A
One Freedom               & CEO                              President - Asset Management
Valley Drive,                                                Division of SEI Investments since
Oaks, PA 19456                                               1993. Executive Vice President of
(03/07/51)                                                   the Adviser and the Administrator
                                                             since 1994. Senior Vice President
                                                             of the Distributor, 1986-1991; Vice
                                                             President of the Distributor, 1981-1986.
------------------------------------------------------------------------------------------------------------------------------------

James R. Foggo             CFO            since 2000         Vice President and Assistant Secretary    N/A             N/A
One Freedom                                                  of SEI Investments since January 1998.
Valley Drive                                                 Vice President and Secretary of the
Oaks, PA 19456                                               Adviser, Administrator and Distributor
(06/30/64)                                                   since May 1999. Associate, Paul, Weiss,
                                                             Rifkind, Wharton & Garrison (law firm),
                                                             1998. Associate, Baker & McKenzie
                                                             (law firm), 1995-1998. Associate, Battle
                                                             Fowler L.L.P. (law firm), 1993-1995.
------------------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto          Vice            since 2001         Employed by SEI Investments since         N/A             N/A
One Freedom             President                            October 1999. Vice President and
Valley Drive               and                               Assistant Secretary of the Adviser,
Oaks, PA 19456          Assistant                            Administrator and Distributor since
(03/28/68)              Secretary                            December 1999. Associate, Dechert
                                                             Price & Rhoads (law firm), 1997-1999.
                                                             Associate, Richter, Miller & Finn (law
                                                             firm), 1993-1997.
------------------------------------------------------------------------------------------------------------------------------------

Todd B. Cipperman         Vice            since 2000         Senior Vice President and General         N/A             N/A
One Freedom             President                            Counsel of SEI Investments; Senior
Valley Drive               and                               Vice President, General Counsel and
Oaks, PA 19456          Assistant                            Secretary of the Adviser, the
(02/14/66)              Secretary                            Administrator and the Distributor
                                                             since 2000. Vice President and
                                                             Assistant Secretary of SEI Investments,
                                                             the Adviser, the Administrator and
                                                             the Distributor, 1995-2000. Associate,
                                                             Dewey Ballantine (law firm), 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

Lydia A. Gavalis          Vice            since 1998         Vice President and Assistant Secretary    N/A             N/A
One Freedom             President                            of SEI Investments, the Adviser, the
Valley Drive               and                               Administrator and the Distributor since
Oaks, PA 19456          Assistant                            1998. Assistant General Counsel and
(06/05/64)              Secretary                            Director of Arbitration, Philadelphia
                                                             Stock Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
26                              SEI Index Funds / Annual Report / March 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                    PRINCIPAL                        IN FUND
     NAME              POSITION(S)         LENGTH OF              OCCUPATION(S)                      COMPLEX    OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH            TIME                  DURING PAST                       OVERSEEN          HELD BY
    AND AGE              TRUSTS             SERVED                 FIVE YEARS                       BY TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
Christine M.              Vice            since 2000         Employed by SEI Investments since           N/A              N/A
McCullough              President                            November 1, 1999. Vice President
One Freedom                and                               and Assistant Secretary of the Adviser,
Valley Drive            Assistant                            the Administrator and the Distributor
Oaks, PA 19456          Secretary                            since December 1999. Associate at
(12/02/60)                                                   White and Williams LLP, 1991-1999.
                                                             Associate at Montgomery, McCracken,
                                                             Walker & Rhoads, 1990-1991.
------------------------------------------------------------------------------------------------------------------------------------

Sherry Kajdan             Vice            since 2001         Vice President and Assistant Secretary      N/A              N/A
Vetterlein              President                            of SEI Investments Mutual Funds
One Freedom                and                               Services since January 2001.
Valley Drive            Assistant                            Shareholder/Partner, Buchanan
Oaks, PA 19456          Secretary                            Ingersoll Professional Corporation
(06/22/62)                                                   (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------

William E. Zitelli, Jr.   Vice            since 2000         Vice President and Assistant Secretary      N/A              N/A
One Freedom             President                            of the Administrator and Distributor
Valley Drive               and                               since August 2000. Vice President,
Oaks, PA. 19456         Assistant                            Merrill Lynch & Co. Asset Management
(06/14/68)              Secretary                            Group (1998-2000). Associate at
                                                             Pepper Hamilton LLP (1997-1998).
                                                             Associate at Reboul, MacMurray, Hewitt,
                                                             Maynard & Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------

Robert S. Ludwig          Vice            since 2001         Employed by SEI Investments since 1985.     N/A              N/A
One Freedom             President                            Senior Vice President and Chief
Valley Drive               and                               Investment Officer of SEI Asset
Oaks, PA. 19456         Assistant                            Management Group since 1995. Manager of
(03/12/50)              Secretary                            Product Development for SEI's institutional
                                                             mutual funds and repurchase trading desk
                                                             from 1985-1995. Held various product
                                                             management and development positions at
                                                             Chase Econometrics and Interactive Data
                                                             Corporation from 1974-1985.
------------------------------------------------------------------------------------------------------------------------------------

John C. Munch             Vice            since 2002         Vice President and Assistant Secretary      N/A             N/A
One Freedom             President                            of the Administrator and Distributor
Valley Drive               and                               since November 2001. Associate,
Oaks, PA. 19456         Assistant                            Howard, Rice, Nemorvoski, Canady,
(05/07/71)              Secretary                            Falk & Rabkin (law firm), 1998-2001.
                                                             Associate, Seward & Kissel LLP (law
                                                             firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
MR. EDWARD W. BINSHADLER IS A TRUSTEE EMERITUS OF THE TRUST. MR. BINSHADLER SERVES AS A CONSULTANT TO THE AUDIT COMMITTEE AND
RECEIVES AS COMPENSATION, $5,000 PER AUDIT COMMITTEE MEETING ATTENDED.



--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2002                              27

Notice to Shareholders (Unaudited)



FOR SHAREHOLDERS THAT DO NOT HAVE A MARCH 31, 2002 TAXABLE YEAR END, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY. For shareholders with a March 31, 2002 taxable year end, please consult your tax advisor as to the pertinence of this notice.


For the fiscal year ended March 31, 2002 the Funds of the SEI Index Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                 (A)               (B)
                              LONG TERM         ORDINARY
                            CAPITAL GAINS        INCOME              TOTAL
                            DISTRIBUTIONS     DISTRIBUTIONS      DISTRIBUTIONS
FUND                         (TAX BASIS)       (TAX BASIS)        (TAX BASIS)
----------                 -------------      ------------      ---------------
S&P 500 Index                    0%                100%               100%
Bond Index (2)                   0%                100%               100%

                                (C)                (D)                (E)
                             QUALIFYING         TAX-EXEMPT           FOREIGN
FUND                        DIVIDENDS(1)         INTEREST          TAX CREDIT
----------                --------------       ------------      --------------
S&P 500 Index                  100%                  0%                 0%
Bond Index                       0%                  0%                 0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The Bond Index Fund satisfies CA, CT and NY's statutory requirements to pass-through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective state's income tax purposes.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Item (C) is based on the percentage of ordinary income of the Fund.
Items (D) and (E) are based on the percentage of gross income of the Fund.




--------------------------------------------------------------------------------
28                              SEI Index Funds / Annual Report / March 31, 2002

SEI INDEX FUNDS ANNUAL REPORT MARCH 31, 2002



Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND
CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND
CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT,
ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT,
ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT,
ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT,
ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT,
ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT,
ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT,
ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

Mellon Bond Associates

SUB-ADVISER
Through December 2001:
World Asset Management
January 2002-March 2002:
Barclays Global Investors

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP


This Annual Report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

[SEI INVESTMENTS Logo omitted]
[Background graphic omitted}


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-091 (3/02)

May 22, 2002


Securities & Exchange Commission
Washington, D.C.


Dear Sir or Madam:

Arthur Andersen LLP has represented to SEI Index Funds that its audit was subject to Andersen's quality control system for the U.S. accounting and auditing practice to provide reasonable assurance that the engagement was conducted in compliance with professional standards and that there was appropriate continuity of Andersen personnel working on the audit, availability of national office consultation and availability of personnel at foreign affiliates of Andersen to conduct the relevant portions of the audit.

Sincerely,



/s/Timothy D Barto
Timothy Barto
Vice President & Assistant Secretary
SEI Index Funds